Property, Plant And Equipment, Intangible Assets And Goodwill (Narrative) (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortization expense	$ 65,700,000	$ 70,200,000	$ 198,900,000	$ 213,200,000	$ 289,000,000	$ 300,000,000	$ 328,300,000
Goodwill recognition			29,058,000		97,000	24,893,000
Increase in property, plant and equipment						5,300,000
Increase in intangible assets						15,200,000
Increase in goodwill						24,700,000
Assumed liabilities						700,000
Stucture impairment					1,300,000	1,700,000
Goodwill impairment charge					(10,684,000)
International Outdoor Advertising [Member]
Goodwill recognition			0		0	0
Goodwill impairment charge					(10,684,000)		(1,100,000)
Cumulative impairments							315,900,000
Aloha Station Trust, LLC [Member]
Number of radio stations exchanged	2
Radio Station Portfolio	29
Radio Stations Acquired	28
Goodwill recognition	28,800,000
Gain on sale of radio stations	43,500,000
Brunswick Station Trust, LLC [Member]
Number of Radio Stations Placed in Trust	1
iHM [Member]
Goodwill recognition			28,760,000		0	24,842,000
Goodwill impairment charge					0
Cumulative impairments							3,500,000,000
Americas Outdoor Advertising [Member]
Goodwill recognition			0		0	0
Goodwill impairment charge					0
Cumulative impairments							2,600,000,000
Other [Member]
Goodwill recognition			298,000		97,000	51,000
Goodwill impairment charge					0
Cumulative impairments							212,000,000
FCC licenses [Member]
Impairment of intangibles					2,000,000
Billboard Permits [Member]
Impairment of intangibles					2,500,000	35,900,000	6,500,000
International Neon Business [Member]
Gain (loss) on disposal						39,700,000
Radio Stations [Member]
Gain (loss) on disposal							500,000
Disposal proceeds							22,700,000
Radio stations sold							27
Times Square Outdoor Advertising Assets [Member]
Gain (loss) on disposal					12,200,000
Disposal proceeds					18,700,000
Green Bay Radio Stations [Member]
Gain (loss) on disposal					500,000
Disposal proceeds					17,600,000
Radio stations sold					5
WOR [Member]
Purchase price						30,000,000
WFNX [Member]
Purchase price						14,500,000
Traffic Business [Member]
Purchase price							24,300,000
Increase in property, plant and equipment							17,200,000
Increase in intangible assets							35,000,000
Increase in goodwill							70,600,000
Repayment of intercompany debt							95,000,000
Brouwer & Partners [Member]
Purchase price							$ 12,500,000